Propery, Plant And Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Construction of changzhou manufacturing plant	$ 2,016,225	$ 4,670,335	$ 3,095,981
Interest expense	344,578	320,361	33,270
Depreciation expenses	$ 30,098	$ 27,768	$ 13,131